Description of business (Details)	12 Months Ended
Dec. 31, 2016
Hoegh LNG Partners LP [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Marshall Islands
Purpose	Holding Company
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Marshall Islands
Purpose	Holding Company
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	United Kingdom
Purpose	Administration Services Company
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Singapore
Purpose	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Indonesia	[1]
Purpose	Owns PGN FSRU Lampung	[1]
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands	[2]
Purpose	Owns Neptune	[2]
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands	[2]
Purpose	Owns GDF Suez Cape Ann	[2]
Hoegh LNG FRSU III Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands	[3]
Purpose	Owns 100% of Hoegh LNG Cyprus Limited	[3]
Hoegh LNG Cyprus Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cyprus	[3]
Purpose	Owns Höegh Gallant	[3]
Hoegh LNG Cyprus Limited Egypt Branch [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Egypt	[3]
Purpose	Branch of Hoegh LNG Cyprus Limited	[3]

[1]	PT Hoegh LNG Lampung is a variable interest entity, which is controlled by Hoegh LNG Lampung Pte. Ltd. and is, therefore, 100% consolidated in the consolidated and combined carve-out financial statements.
[2]	The remaining 50% interest in each joint venture is owned by Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co.
[3]	The ownership interests were acquired on October 1, 2015.